Components of Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Accrued Expenses and Other Current Liabilities [Line Items]
Tuition fee payables to government agencies	$ 13,084	$ 10,096
Salary and welfare payable	4,555	5,222
Accrued expenses	3,349	3,726
Remuneration payable to lecturers	2,380	1,802
Uncertain income tax liabilities (Note 15)	171	177
Payables to employees in connection with options exercise	7	94
Other payable	2,447	1,578
Accrued expenses and other liabilities	$ 25,993	$ 22,695